DEBT SECURITIES	3 Months Ended
Mar. 31, 2025
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
DEBT SECURITIES

NOTE 17. DEBT SECURITIES
The current Global Issuance Programs for Debt Securities are detailed below:

Company	Authorized Amount(*)		Type of Debt Security	Program Term	Approval Date by the S. Meeting/Board of Directors	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple, non- convertible into shares	5 years	03.09.09 ratified on 08.02.12	Resolution No. 16,113 dated 04.29.09 and extended by: Resolution No. 17,343 dated 05.08.14, Resolution No. DI-2019-63-APN- GE#CNV dated 08.06.19 and Resolution N° DI-2024-47-APN-GE#CNV dated 06.18.24. Authorization of Increase, Resolution No. 17,064 dated 04.25.13.
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple, non- convertible into shares, subordinated or not, adjustable or not, with or without	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20	Resolution No. 15,228 dated 11.04.05 and extended by Resolution No. 16,454 dated 11.11.10, Resolution No. 17,883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17,883 dated 11.20.15, No. 18,081 dated 06.10.16, No. 18,840 dated 01.26.17 and No. 19,520 dated 05.17.18.
Banco de Galicia y Buenos Aires S.A.U.	US$	1,000,000	Simple, non- convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN- DIR#CNV, dated 11.13.19 of the CNV’s Board of Directors. Decrease of the amount approved by Resolution No. DI-2023-23-APN-GE#CNV dated 05.24.23. Increase of the amount approved by Resolution No. DI-2024-23-APN-GE#CNV dated 04.26.24.
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple, non- convertible into shares	5 years	03.08.12	Resolution No. 15,220 dated 07.14.05 and extended by Resolution No. 17,676 dated 05.21.15 and Regulation No. DI2020-20- APNGE#CNV dated 03.18.20. Increase in the amount approved by Resolutions No. 15,361 dated 03.23.06, No. 15,785 dated 11.16.07, No. 16,571 dated 05.24.11, No. 16,822 dated 05.23.12 and 19,508 dated 05.10.18.
Tarjeta Naranja S.A.U.	US$	250,000	Simple, non- convertible into shares	—	05.19.22	Frequent Issuer Registration granted by Provision No. DI-2022-39-APN-GE#CNV dated 07.22.22
(*) Or its equivalent in any other currency.
Among the Global Programs detailed in the preceding chart, the following issuances of Non- subordinated Debt securities, net of repurchase of own Debt Securities, are effective as of March 31, 2025:

Company	Placement Date	Class No.	Face Value	Term	Maturity Date	Rate		Book value (*) at 03.31.25
In Argentine pesos
Banco Galicia	12.02.24	XVIII	23,496,247	149 days	04.30.25		3.00%	25,420,328
Banco Galicia	12.20.24	XX	35,088,750	12 months	12.27.25	Badlar +	2.70%	33,185,352
Banco Galicia	02.06.25	XXI	79,786,900	12 months	02.10.26	Badlar +	2.75%	80,289,309
Tarjeta Naranja S.A.U.	08.22.24	LXII	30,000,000	9 months	05.26.25	Badlar +	5.50%	29,960,214
Tarjeta Naranja S.A.U.	11.21.24	LXIII	179,163	372 days	11.28.25		6.25%	192,075,700
In foreign Currency
Banco Galicia	10.03.24	XVI	325,000	49 months	10.10.28		7.75%	357,124,259
Banco Galicia	11.01.24	XVII	83,478	6 months	04.30.25		2.00%	86,016,916
Banco Galicia	12.02.24	XIX	97,749	184 days	06.04.25		4.25%	105,054,864
Banco Galicia	02.06.25	XXII	73,823	6 months	08.10.25		4.15%	79,046,404
Banco Galicia	03.07.25	XXIII	69,887	266 days	11.28.25		4.75%	66,298,515
Total								1,054,471,861
(*) Includes principal and interest.
Among the Global Programs detailed in the preceding chart, the following issuances of Non- subordinated Debt Securities, net of repurchase of own Debt Securities, were effective as of December 31, 2024:

Company	Placement Date	Class No.	Face Value	Term	Maturity Date	Rate		Book value (*) at 12.31.24
In Argentine pesos
Banco de Galicia y Bs.As. S.A.U.	09.17.24	XIV	44,640,963	6 months	05.08.25	Badlar +	4.50%	49,237,385
Banco de Galicia y Bs.As. S.A.U.	09.17.24	XV	42,106,850	6 months	03.31.25	Badlar +	3.95%	50,411,430
Banco de Galicia y Bs.As. S.A.U.	12.02.24	XVIII	23,476,247	147 days	04.30.25		3.00%	25,062,331
Banco de Galicia y Bs.As. S.A.U.	12.20.24	XX	35,088,750	12 months	12.27.25	Tamar +	2.70%	34,776,605
Tarjeta Naranja S.A.U.	02.05.24	LXI	35,000,000	366 days	02.05.25	Badlar +	3.50%	39,366,856
Tarjeta Naranja S.A.U.	08.26.24	LXII	35,000,000	270 days	05.23.25	Badlar +	5.50%	32,631,030
In foreign Currency
Banco de Galicia y Bs.As. S.A.U.	10.03.24	XVI	325,000	48 months	10.10.28		7.75%	365,522,460
Banco de Galicia y Bs.As. S.A.U.	11.01.24	XVII	83,478	177 days	04.30.25		2.00%	92,525,950
Banco de Galicia y Bs.As. S.A.U.	12.02.24	XIX	97,749	6 months	06.04.25		4.25%	108,666,563
Tarjeta Naranja S.A.U.	11.26.24	LXIII	179,163	367 days	11.28.25		6.25%	199,252,580
Total								997,453,190
(*) Includes principal and interest.
Debt securities with no public offering:
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of March 31, 2025, its book value amounts to Ps. 6,962,816, while as of December 31, 2024, its book value amounted to Ps. 7,582,816, and are recorded under the Debt Securities item.
On December 6, 24, Grupo Financiero Galicia S.A. issued a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. for the amount of US$81,157,808 (Ps.90,975,964), which was cancelled on February 13, 2025, with the proceeds of the capital increase (See Note 20).
The repurchases of own Debt securities as of the indicated dates are detailed below:

Company	Class No.	NV as of 03.31.25	Book value (*) at 03.31.25
Banco de Galicia y Bs.As. S.A.U.	XVI	535,985	689,443
Banco de Galicia y Bs.As. S.A.U.	XIX	196,095	207,918
Banco de Galicia y Bs.As. S.A.U.	XXII	157,275	618,498
Tarjeta Naranja S.A.U.	LXIII	315,115	341,708
Tarjeta Naranja S.A.U.	LXII	1,027,871	1,060,422
Banco de Galicia y Bs.As. S.A.U.	XX	2,250,000	2,169,990
Banco de Galicia y Bs.As. S.A.U.	XXI	2,828,000	2,947,624
Banco de Galicia y Bs.As. S.A.U.	XVII	4,000	4,443,875
Banco de Galicia y Bs.As. S.A.U.	XXIII	8,250	8,886,342
Total			21,365,820
(*) Includes principal and interest.

Company	Class No.	NV as of 12.31.24	Book value (*) at 12.31.24
Tarjeta Naranja S.A.U.	XIV	1,700,000	2,009,480
Tarjeta Naranja S.A.U.	XV	330,000	424,380
Tarjeta Naranja S.A.U.	XVI	311	424,643
Tarjeta Naranja S.A.U.	XVII	1,231	1,617,398
Tarjeta Naranja S.A.U.	XIX	881	1,150,977
Tarjeta Naranja S.A.U.	XX	2,250,000	2,442,805
Tarjeta Naranja S.A.U.	LXI	854,376	1,049,130
Tarjeta Naranja S.A.U.	LXII	1,027,871	1,163,427
Tarjeta Naranja S.A.U.	LXIII	848	1,107,952
Total			11,390,192
(*) Includes principal and interest.
Related party information is disclosed in Note 35.
The issuance of Debt Securities with remaining terms is detailed in Schedule I.